Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Information
Segment Information

14.    Segment Information

The Company has determined that it operates as one operating and reportable segment. The Company’s chief operating decision maker reviews financial information on a consolidated basis, together with certain operating and performance measures principally to make decisions about how to allocate resources and measure performance.

The Company has not disclosed certain geographic information pertaining to revenues and total assets as it is impracticable to disclose, is not utilized by the Company’s chief operating decision maker to review operating results or make decisions about how to allocate resources, and would not be useful to users of the Condensed Consolidated Financial Statements to disclose such information.

15. Segment Information

The Company has determined that it operates as one operating and reportable segment. The Company’s chief operating decision maker reviews financial information on a consolidated basis, together with certain operating and performance measures principally to make decisions about how to allocate resources and measure performance.

The Company has not disclosed certain geographic information pertaining to revenues and total assets as it is impracticable to disclose, is not utilized by the Company’s chief operating decision maker to review operating results or make decisions about how to allocate resources, and would not be useful to users of the Consolidated Financial Statements to disclose such information.